BLACKROCK FUNDS(SM)

                      EQUITY PORTFOLIOS/INVESTOR CLASSES
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002


RISK/RETURN INFORMATION
-----------------------

The section of the Prospectus entitled "Risk/Return Information" for certain of the Portfolios has been amended so that the 10-year average annual total return for Investor B Shares of those Portfolios is as follows:

Large Cap Growth Equity Portfolio...................... 6.18%
Balanced Portfolio..................................... 8.57%



BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------
Expenses and Fees

     The following has been added after the first paragraph under "Expenses and Fees" on page 36:

          The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.



BLACKROCK SELECT EQUITY PORTFOLIO
---------------------------------
Fund Management

     The section "Fund Management" on page 114 has been amended to read in its entirety as follows:

           The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott,
           Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.


BLACKROCK BALANCED PORTFOLIO
----------------------------
Fund Management

      The section Fund Management on page 128 has been amended to read in its entirety as follows:

           The portfolio manager for the equity portion of the fund is Wade Wescott, Vice President and investment manager at BlackRock Advisors, Inc. (BlackRock) since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

           The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.



ABOUT YOUR INVESTMENT
---------------------
Management

      The table on page 151 in the section entitled "Management" has been amended so that for the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the following funds to BlackRock Advisors, Inc. or BlackRock International, Ltd., as applicable, as a percentage of average daily net assets were:

Large Cap Value Equity Portfolio....................... 0.52%
European Equity Portfolio.............................. 0.02%


This Supplement is dated April 8, 2002.

                               BLACKROCK FUNDS(SM)

                      EQUITY PORTFOLIOS/SERVICE CLASS
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002



BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------
Expenses and Fees

      The following has been added after the first paragraph under "Expenses and Fees" on page 26:

           The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.



BLACKROCK SELECT EQUITY PORTFOLIO
---------------------------------
Fund Management

      The section "Fund Management" on page 92 has been amended to read in its entirety as follows:

           The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott,
           Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.



BLACKROCK BALANCED PORTFOLIO
----------------------------
Fund Management

      The section "Fund Management" on page 103 has been amended to read in its entirety as follows:

           The portfolio manager for the equity portion of the fund is Wade Wescott, Vice President and investment manager at BlackRock Advisors, Inc. (BlackRock) since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

           The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.


This Supplement is dated April 8, 2002.

                               BLACKROCK FUNDS(SM)

                      EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002



BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------
Expenses and Fees

      The following has been added after the first paragraph under "Expenses and Fees" on page 25:

           The BlackRock Small Cap Value Equity Portfolio will close to new investors as of 4 p.m., March 11, 2002. Existing shareholders and programs in the fund as of 4 p.m., March 11, 2002 may make additional investments in current accounts.



BLACKROCK SELECT EQUITY PORTFOLIO
---------------------------------
Fund Management

      The section "Fund Management" on page 88 has been amended to read in its entirety as follows:

           The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott,
           Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.



BLACKROCK BALANCED PORTFOLIO
----------------------------
Fund Management

      The section "Fund Management" on page 100 has been amended to read in its entirety as follows:

           The portfolio manager for the equity portion of the fund is Wade Wescott, Vice President and investment manager at BlackRock Advisors, Inc. (BlackRock) since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.

           The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.



ABOUT YOUR INVESTMENT
---------------------
Management

         The table on page 113 in the section entitled "Management" has been amended so that for the fiscal year ended September 30, 2001, the aggregate advisory fees paid by the following fund to BlackRock Advisors, Inc. or BlackRock International, Ltd., as applicable, as a percentage of average daily net assets were:

European Equity Portfolio.............................. 0.02%




This Supplement is dated April 8, 2002.

                               BLACKROCK FUNDS(SM)

                   SELECT EQUITY PORTFOLIO/BLACKROCK SHARES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2002


BLACKROCK SELECT EQUITY PORTFOLIO
---------------------------------
Fund Management

     The section "Fund Management" on page 5 has been amended to read in its entirety as follows:

          The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Wade Wescott, Vice President and investment manager at BlackRock since March 2000. Prior to joining BlackRock, Mr. Wescott served as a portfolio manager for large cap core and large cap value portfolios at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997. Mr. Wescott has been a manager of the fund since April 2002.



This Supplement is dated April 8, 2002.